Annual Total Returns - Communication Services Portfolio [BarChart] - 02.28 VIP Sector Funds Initial Combo PRO-21 - Communication Services Portfolio - VIP Communication Services Portfolio-Initial VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(2.00%)
Annual Return 2012	20.24%
Annual Return 2013	21.28%
Annual Return 2014	3.59%
Annual Return 2015	2.34%
Annual Return 2016	22.81%
Annual Return 2017	2.05%
Annual Return 2018	(5.36%)
Annual Return 2019	32.98%
Annual Return 2020	35.60%